Right-of-Use Asset	12 Months Ended
Dec. 31, 2025
Right of Use Asset [Abstract]
Right-of-Use Asset

6.	RIGHT-OF-USE ASSET
On July 23, 2025, the Company extended the lease of the office space until November 30, 2026 (with the option to extend to an additional year). The lease extension increased the right-of-use
asset by $158,508. The following table presents details of movement in the carrying value of the right-of-use
asset:

	December 31, 2025	December 31, 2024
Balance, beginning	$67,023	$46,660
Lease extension	158,508	78,580
Depreciation	(73,313)	(57,687)
Foreign exchange	479	(530)

Balance, ending	$152,697	$67,023

During the year ended December 31, 2025 and 2024, depreciation expense of $73,313 and $57,687, respectively, was recognized with $26,498 included in general and administrative and $46,815 included in research and development ($20,708 and $36,979 for general and administrative, and research and development in 2024, respectively).